FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENT

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
As of January 1,	245	245
Addition	-	303
Change in fair value recognized in profit or loss	-	(49)
As of December 31/June 30	245	499